Income tax - Summary of Reconciliation of Net Deferred Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Beginning balance	€ 3	€ 13	€ 15
Movement recognized in consolidated statement of operations	25	36	(240)
Movement recognized in consolidated statement of changes in equity and other comprehensive income	(8)	(32)	239
Movement due to acquisition	0	(14)	(1)
Ending balance	€ 20	€ 3	€ 13